Stockholders’ Equity/(Deficit) - Schedule of Stock-Based Compensation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation [Line Items]
Total Share-based Compensation	$ 3,127,807			$ 18,595
Cost of Sales [Member]
Schedule of Stock-Based Compensation [Line Items]
Total Share-based Compensation	121,107
Sales and Marketing [Member]
Schedule of Stock-Based Compensation [Line Items]
Total Share-based Compensation	647,295
General and Administrative [Member]
Schedule of Stock-Based Compensation [Line Items]
Total Share-based Compensation	$ 2,359,406			$ 18,595